Leases - Schedule of Other Information Related to Operating Leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease expense	$ 12	$ 10
Lease payments made	$ 12	$ 13
Weighted-average remaining lease term (in years)	5 years	5 years
Weighted-average discount rate	2.60%	2.40%